UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21552
                                                     ---------

                     J.P. Morgan Multi-Strategy Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           270 Park Avenue, 24th Floor
                               New York, NY 10017
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
               ---------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                  James G. Silk
                          Willkie Farr & Gallagher LLP
                              1875 K Street, N.W.
                           Washington, D.C. 20006-1238

        registrant's telephone number, including area code: 212-648-1953
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2009
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              FINANCIAL STATEMENTS

                   For the six months ended September 30, 2009
                                   (Unaudited)

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Statements
                   For the six months ended September 30, 2009
                                   (Unaudited)

                                    CONTENTS

Schedule of Investments....................................................    1
Statement of Assets, Liabilities and Members' Capital......................    3
Statement of Operations....................................................    4
Statement of Changes in Members' Capital...................................    5
Statement of Cash Flows....................................................    6
Financial Highlights.......................................................    7
Notes to Financial Statements..............................................    8
Directors and Officers Biographical Data ..................................   17

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                               September 30, 2009
                                   (Unaudited)

                                                                                                     % OF
                                                                                                   MEMBERS'
STRATEGY                      INVESTMENT FUND                                COST      FAIR VALUE   CAPITAL   LIQUIDITY   FOOTNOTE
--------                      ------------------------------------------ ------------ ------------ -------- ------------- --------
Credit                        Caspian Capital Partners, L.P.             $  5,400,000 $  5,758,905    3.07%   Quarterly
Credit                        Centar Investment Group (Asia) L.P.           5,150,000    5,028,594    2.68%   Quarterly
Credit                        Good Hill Partners Fund L.P.                  3,000,000    2,943,480    1.57% Semi-Annually
Credit                        Plainfield 2009 Liquidating LLC               2,604,254    2,582,923    1.38%                  (A)
Credit                        Strategic Value Restructuring Fund, L.P.      2,005,151    1,580,573    0.84%  Side Pocket
Credit                        SVRF (Onshore) Holdings LLC                   1,404,994    1,612,372    0.86%                  (A)
Credit                        Waterfall Eden Fund, L.P.                     6,150,000    4,886,427    2.60%   Quarterly
Credit                        Waterfall Victoria Fund, L.P.                 1,317,122    1,398,043    0.74% Semi-Annually
                                                                         ------------ ------------  ------
                              TOTAL                                        27,031,521   25,791,317   13.74%
                                                                         ------------ ------------  ------
Long/Short Equities           Black Bear Fund I, L.P.                       1,635,742    1,219,571    0.65%   Quarterly
Long/Short Equities           Deerfield Partners, L.P.                      8,700,000   10,843,207    5.78% Semi-Annually
Long/Short Equities           Eastern Advisor Fund, L.P.                      322,253      737,510    0.39%  Side Pocket
Long/Short Equities           Egerton Capital Partners, L.P.                7,800,190    7,680,936    4.09%   Quarterly
Long/Short Equities           Glenview Institutional Partners, L.P.         4,715,676    4,845,343    2.58%   Quarterly
Long/Short Equities           Pelham Long/Short Fund LP                     3,800,000    4,089,660    2.18%    Monthly
Long/Short Equities           Pennant Windward Fund, L.P.                   5,000,000    5,690,468    3.03%   Quarterly
Long/Short Equities           PMA Prospect US Feeder Fund, LLC                230,072      204,925    0.11%  Side Pocket
Long/Short Equities           Rockhampton Fund                              3,800,000    3,966,554    2.11%    Monthly
Long/Short Equities           ValueAct Capital Partners, L.P.               5,258,910    4,979,755    2.65%    Annually
                                                                         ------------ ------------  ------
                              TOTAL                                        41,262,843   44,257,929   23.57%
                                                                         ------------ ------------  ------
Merger Arbitrage/Event Driven Apollo Asia Opportunity Fund, L.P.            2,235,689    2,317,121    1.23%   Quarterly
Merger Arbitrage/Event Driven Deephaven Event Fund, LLC                       699,655      268,861    0.14%                  (A)
Merger Arbitrage/Event Driven Paulson Partners Enhanced, LP                 5,000,000    5,095,591    2.71% Semi-Annually
Merger Arbitrage/Event Driven Pendragon Lancelot II Fund, LLC                 408,715      244,245    0.13%                  (A)
Merger Arbitrage/Event Driven Pentwater Event Fund, LLC                       277,387      517,953    0.29%  Side Pocket
Merger Arbitrage/Event Driven Taconic Opportunity Fund, L.P.                4,200,000    4,147,529    2.21%   Quarterly
                                                                         ------------ ------------  ------
                              TOTAL                                        12,821,446   12,591,300    6.71%
                                                                         ------------ ------------  ------
Opportunistic/Macro           Brevan Howard, L.P.                           3,520,645    6,299,025    3.36%    Monthly
Opportunistic/Macro           Brevan Howard Multi-Strategy Fund, L.P.       2,454,805    2,826,003    1.50%    Monthly
Opportunistic/Macro           Discuss Feeder Limited                        4,400,000    4,712,909    2.51%    Monthly
Opportunistic/Macro           Hawker Capital Harrier Fund LP                3,500,000    3,588,558    1.91%   Quarterly
Opportunistic/Macro           Red Kite Metals Fund, LLC                     3,294,785    2,433,383    1.30%   Quarterly
                                                                         ------------ ------------  ------
                              TOTAL                                        17,170,235   19,859,878   10.58%
                                                                         ------------ ------------  ------
Relative Value                Aviator Partners, L.P.                            8,179        1,511    0.00%                  (A)
Relative Value                BAM Opportunity, L.P.                         5,651,454    6,955,865    3.71%   Quarterly
Relative Value                Black River Commodity Multi-Strategy Fund,
                                LLC                                           907,323      993,009    0.53%  Side Pocket
Relative Value                D.E. Shaw Composite Fund, LLC                 5,603,768    6,392,313    3.40%   Quarterly
Relative Value                D.E. Shaw Oculus Fund, LLC                    2,664,098    5,761,104    3.07%   Quarterly
Relative Value                DKR Sound Shore Oasis Fund, L.P.              3,094,021    3,323,752    1.77%   Quarterly
Relative Value                Chestnut Fund Ltd.                              246,064      410,998    0.22%                  (A)
Relative Value                Evolution M Fund, L.P.                        3,913,908    3,864,722    2.06%   Quarterly
Relative Value                Hudson Bay Fund, L.P.                         6,300,000    9,498,622    5.07%   Quarterly
Relative Value                Magnetar Capital Fund, L.P.                   2,004,198    1,733,987    0.92% Semi-Annually
Relative Value                Magnetar Risk Linked Fund (US) Ltd.           2,357,541    2,097,501    1.12%                  (A)
Relative Value                Magnetar Structured Credit Fund, LP           4,400,000    4,643,537    2.47% Semi-Annually
Relative Value                QVT Associates II, L.P.                       7,644,512    7,035,320    3.75%   Quarterly
Relative Value                Tenor Opportunity Fund Ltd                    5,000,000    5,149,196    2.74%   Quarterly
Relative Value                Viridian Fund, L.P.                           7,337,978    6,822,483    3.63%   Quarterly
Relative Value                Whiteside Energy Domestic L.P.                4,950,000    6,143,892    3.27%   Quarterly
                                                                         ------------ ------------  ------
                              TOTAL                                        62,083,044   70,827,812   37.73%
                                                                         ------------ ------------  ------
Short Selling                 Copper River Partners, L.P.                   2,160,708      739,429    0.39%                  (A)
Short Selling                 Icarus Partners, L.P.                         3,000,000    2,055,811    1.10%   Quarterly
Short Selling                 Kingsford Capital Partners, L.P.              1,420,224    1,451,619    0.77%   Quarterly
                                                                         ------------ ------------  ------
                              TOTAL                                         6,580,932    4,246,859    2.26%
                                                                         ------------ ------------  ------
                              TOTAL INVESTMENTS                          $166,950,021  177,575,095   94.59%
                                                                         ============
                              Other Assets, less Other Liabilities                      10,164,520    5.41%
                                                                                      ------------  ------
                              MEMBERS' CAPITAL                                        $187,739,615  100.00%
                                                                                      ============  ======

(A)  Investment Fund is in liquidation

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                               September 30, 2009
                                   (Unaudited)

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA SHOWN IN PRINTED GRAHIC AS FOLLOWS:

Credit                          14.52%
Long/Short Equities             24.93%
Merger Arbitrage/Event Driven    7.09%
Opportunistic/Macro             11.18%
Relative Value                  39.89%
Short Selling                    2.39%

THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 94.59% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE AS DISCLOSED IN NOTE 2B.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentive fees/allocations of 20% to 30% of net profits earned.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

              Statement of Assets, Liabilities and Members' Capital
                               September 30, 2009
                                   (Unaudited)

ASSETS
Investments in investment funds, at fair value (cost $166,950,021)   $177,575,095
Cash and cash equivalents                                              10,527,010
Investments paid in advance                                             4,000,000
Receivable for Investments sold                                         3,704,226
Prepaid fees                                                                6,842
Interest receivable                                                           484
                                                                     ------------
   TOTAL ASSETS                                                       195,813,657
                                                                     ------------
LIABILITIES
Tender offer proceeds payable                                           7,482,044
Professional fees payable                                                 288,216
Management Fees and Manager Administrative Services fees payable          227,649
Administration fees payable                                                57,493
Other accrued expenses                                                     18,640
                                                                     ------------
   TOTAL LIABILITIES                                                    8,074,042
                                                                     ------------
MEMBERS' CAPITAL                                                     $187,739,615
                                                                     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Operations
                   For the six months ended September 30, 2009
                                   (Unaudited)

INVESTMENT INCOME
Interest                                                                $     5,440
                                                                        -----------
EXPENSES
Management Fees and Manager Administrative Services fees                  1,319,261
Professional fees                                                           122,500
Administration fees                                                         183,594
Insurance expenses                                                           41,050
Directors fees                                                               15,000
Custodian fees                                                                7,212
Other expenses                                                               40,587
                                                                        -----------
   Total expenses                                                         1,729,204
                                                                        -----------
   NET INVESTMENT LOSS                                                   (1,723,764)
                                                                        -----------
REALIZED AND UNREALIZED GAIN FROM INVESTMENT FUND TRANSACTIONS
Net realized loss from investment fund transactions                      (5,480,934)
Net change in unrealized appreciation on investment funds                17,820,333
                                                                        -----------
   Net realized and unrealized gain from investment fund transactions    12,339,399
                                                                        -----------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                $10,615,635
                                                                        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                    Statement of Changes in Members' Capital
                   For the six months ended September 30, 2009
                                   (Unaudited)

                                                MANAGING    SPECIAL
                                                 MEMBER     MEMBERS   OTHER MEMBERS       TOTAL
                                                --------   --------   -------------   ------------
FROM INVESTMENT ACTIVITIES
   Net investment loss                              (98)       (406)    (1,723,260)     (1,723,764)
   Net realized loss from investment fund
      transactions                                 (314)     (1,296)    (5,479,324)     (5,480,934)
   Net change in unrealized appreciation on
      investment funds                            1,016       4,197     17,815,120      17,820,333
   Performance allocation                            --      89,364        (89,364)             --
                                                -------    --------   ------------    ------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
   OPERATIONS                                       604      91,859     10,523,172      10,615,635
FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                             --          --     11,331,000      11,331,000
   Repurchase fee                                     1           3         13,277          13,281
   Capital redemptions                               --          --    (14,660,450)    (14,660,450)
                                                -------    --------   ------------    ------------
      NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS            1           3     (3,316,173)     (3,316,169)
                                                -------    --------   ------------    ------------
      NET CHANGE IN MEMBERS' CAPITAL                605      91,862      7,206,999       7,299,466
      MEMBERS' CAPITAL AT APRIL 1, 2009          10,457      43,165    180,386,527     180,440,149
                                                -------    --------   ------------    ------------
      MEMBERS' CAPITAL AT SEPTEMBER 30, 2009    $11,062    $135,027   $187,593,526    $187,739,615
                                                =======    ========   ============    ============

                       For the year ended March 31, 2009

                                                MANAGING   SPECIAL
                                                 MEMBER    MEMBERS   OTHER MEMBERS       TOTAL
                                                --------   -------   -------------   ------------
FROM INVESTMENT ACTIVITIES
   Net investment loss                          $  (205)   $  (848)  $ (3,281,070)   $ (3,282,123)
   Net realized loss from investment fund
      transactions                                 (174)      (720)    (3,665,030)     (3,665,924)
   Net change in unrealized depreciation on
      investment funds                           (1,817)    (7,500)   (30,155,097)    (30,164,414)
   Performance allocation                            --         --             --              --
                                                -------    -------   ------------    ------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM
   OPERATIONS                                    (2,196)    (9,068)   (37,101,197)    (37,112,461)
FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                             --         --     87,511,300      87,511,300
   Repurchase fee                                    --         --          3,187           3,187
   Capital redemptions                               --         --    (18,777,692)    (18,777,692)
                                                -------    -------   ------------    ------------
      NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS           --         --     68,736,795      68,736,795
                                                -------    -------   ------------    ------------
      NET CHANGE IN MEMBERS' CAPITAL             (2,196)    (9,068)    31,635,598      31,624,334
      MEMBERS' CAPITAL AT APRIL 1, 2008          12,653     52,233    148,750,929     148,815,815
                                                -------    -------   ------------    ------------
      MEMBERS' CAPITAL AT MARCH 31, 2009        $10,457    $43,165   $180,386,527    $180,440,149
                                                =======    =======   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Cash Flows
                   For the six months ended September 30, 2009
                                   (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in members' capital derived from operations            $ 10,615,635
   Adjustments to reconcile net increase in members' capital derived from operations to net cash used in operating activities:
      Purchases of investment funds                                     (48,916,130)
      Proceeds from dispositions of investment funds                     29,476,708
      Net realized loss from investment fund transactions                 5,480,934
      Net change in unrealized appreciation on investment funds         (17,820,333)
      Decrease in investments paid in advance                             5,800,000
      Decrease in receivable for investments sold                         6,590,499
      Decrease in prepaid fees                                               41,050
      Decrease in interest receivable                                         1,058
      Increase in professional fees payable                                  32,681
      Decrease in management fees and manager administrative
         services fees payable                                             (200,398)
      Decrease in administration fees payable                                (1,701)
      Decrease in other accrued expenses                                     (4,764)
                                                                       ------------
         NET CASH USED IN OPERATING ACTIVITIES                           (8,904,761)
                                                                       ------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                 10,379,281
   Capital redemptions                                                  (11,340,562)
                                                                       ------------
         NET CASH USED BY FINANCING ACTIVITIES                             (961,281)
                                                                       ------------
NET INCREASE IN CASH                                                     (9,866,042)
Cash and cash equivalents at beginning of period                         20,393,052
                                                                       ------------
Cash and cash equivalents at end of period                             $ 10,527,010
                                                                       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Highlights

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other financial highlights information for Members' Capital other than the Managing Member and the Special Member:

                                                                                                                    FOR THE
                                                                                                                  PERIOD FROM
                                      FOR THE                                                                       AUGUST 1,
                                        SIX              FOR THE       FOR THE        FOR THE        FOR THE          2004
                                      MONTHS              YEAR          YEAR           YEAR           YEAR       (COMMENCEMENT
                                       ENDED              ENDED         ENDED          ENDED         ENDED       OF OPERATIONS)
                                     SEPTEMBER            MARCH         MARCH          MARCH         MARCH          TO MARCH
                                     30, 2009           31, 2009      31, 2008       31, 2007       31, 2006        31, 2005
                                   ------------      ------------   ------------   ------------   ------------   --------------
TOTAL RETURN BEFORE
   PERFORMANCE ALLOCATION                  5.78%(c)        (17.36%)         5.18%          6.33%          8.96%         4.80%(c)
PERFORMANCE ALLOCATION                    (0.05%)(c)         0.00%         (0.23%)        (0.18%)        (0.42%)       (0.24%)(c)
                                   ------------      ------------   ------------   ------------   ------------   -----------
TOTAL RETURN AFTER
   PERFORMANCE ALLOCATION                  5.73%(c)        (17.36%)         4.95%          6.15%          8.54%         4.56%(c)
RATIOS TO AVERAGE NET ASSETS:
      Expenses, before waivers (a)         1.86%(b)          1.87%          1.82%          1.85%          2.30%         3.05%(b)
      Expenses, net of waivers (a)         1.86%(b)          1.87%          1.82%          1.85%          2.20%         2.30%(b)
      Performance allocation               0.05%(b)          0.00%          0.24%          0.20%          0.45%         0.26%
                                   ------------      ------------   ------------   ------------   ------------   -----------
      Expenses including
         performance allocation,
         net of waivers(a)                 1.91%(b)          1.87%          2.06%          2.05%          2.65%         2.56%(b)
      Net investment loss,
         before waivers (a)               (1.85%)(b)        (1.82%)        (1.68%)        (1.61%)        (2.19%)       (3.00%)(b)
      Net investment loss,
         net of waivers (a)               (1.85%)(b)        (1.82%)        (1.68%)        (1.61%)        (2.09%)       (2.25%)(b)
   Portfolio turnover rate                18.02%            23.76%         20.89%         34.88%         38.28%         2.30%(c)
   Net Assets applicable to
      Other Members                $187,593,526      $180,386,527   $148,750,929   $156,904,281   $127,184,066   $86,505,763

(a) The Investment Manager and PFPC Inc. waived fees and expenses for the period ended March 31, 2005 and for the year ended March 31, 2006.

(b)  Annualized

(c)  Not annualized

THE ABOVE RATIOS AND TOTAL RETURNS ARE CALCULATED FOR OTHER MEMBERS TAKEN AS A WHOLE. AN INDIVIDUAL INVESTOR'S RETURN MAY VARY FROM THESE RETURNS BASED ON THE TIMING OF CAPITAL CONTRIBUTIONS AND PERFORMANCE ALLOCATION.

THE ABOVE EXPENSE RATIOS DO NOT INCLUDE THE EXPENSES FROM THE UNDERLYING FUND INVESTMENTS. HOWEVER, TOTAL RETURNS TAKE INTO ACCOUNT ALL EXPENSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements September 30, 2009 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") was organized as a limited liability company on April 6, 2004 under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected investment funds ("Investment Funds") that are managed by experienced third-party investment advisers ("Portfolio Managers") who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies.

J.P. Morgan Alternative Asset Management, Inc. (the "Investment Manager"), a corporation formed under the laws of the State of Delaware and an affiliate of JPMorgan Chase & Co. ("JPMorgan Chase"), is responsible for the allocation of assets to various Investment Funds, subject to policies adopted by the Board of Directors (the "Board"). Ehrlich Associates, L.L.C., a limited liability company formed under the laws of the State of Delaware (the "Managing Member"), serves as the managing member of the Fund. The Managing Member is registered as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and is a member of the National Futures Association ("NFA").

CMRCC, Inc., a corporation formed under the laws of the State of New York and an affiliate of the Investment Manager, is the special member of the Fund (the "Special Member"). The Special Member is entitled to all incentive-based performance allocations, if any, from Members' accounts.

2. SIGNIFICANT ACCOUNTING POLICIES

A. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Investment Manager as of the last day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. PORTFOLIO VALUATION (CONTINUED)

As a general matter, the fair value of the Fund's interest in an Investment Fund as determined by the Investment Manager represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Investment Manager believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Investment Manager would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Investment Manager Fund values the Fund's portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be significant.

Investments  in  Investment  Funds  with  a  value  of  $177,575,095   which  is
approximately 94.59% of the Fund's net assets at September 30, 2009, have been fair valued and are illiquid and restricted as to resale or transfer.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in so-called "side pockets", sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds, the value of its investment could fluctuate.

Accounting principles generally accepted in the United States of America ("GAAP"), establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant  unobservable  inputs  (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. PORTFOLIO VALUATION (CONTINUED)

The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets and liabilities carried at fair value:

          Investments in
            Hedge Funds
          --------------
          Level 1    $         --
          Level 2              --
          Level 3     177,575,095
          Total      $177,575,095

GAAP also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                               Investments in
                                                 Hedge Funds
                                               --------------
          Balances as of 03/31/09               $145,796,274
          Realized gain (loss)                    (5,480,934)
          Change in unrealized appreciation
             (depreciation)                       17,820,333
          Net purchases (sales)                   19,439,422
          Net transfers in and out (Level 3)              --
          Balance as of 09/30/09                $177,575,095

Net unrealized gains/(losses) included in the Statement of Operations for investments still held at September 30, 2009 $10,625,074.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. DISTRIBUTIONS FROM INVESTMENT FUNDS

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Fund as a return of capital. Once the investment's cost is received, any further distributions are recognized as realized gains.

D. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund. All changes in the value of the Investment Funds are included as unrealized appreciation or depreciation in the Statement of Operations.

E. FUND EXPENSES

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

F. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

The Investment Manager evaluates tax positions taken or expected to be taken in the course of preparing the Fund's financial statements to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions with respect to tax at the Fund level not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The Investment Manager's conclusions regarding tax positions will be subject to review and may be adjusted at a later date based on factors including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof.

The Investment Manager has determined that the adoption of FIN 48 will not have a material impact to the Fund's financial statements. However, the Investment Manager's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on on-going analyses of tax laws, regulations and interpretations thereof and other factors.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. CASH AND CASH EQUIVALENTS

Cash represents cash and cash equivalents held at PFPC Trust Company ("PFPC Trust"), the Fund's custodian.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides advisory and other services. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee equal to 0.1042% (approximately 1.25% on an annualized basis) and an additional administrative services fee of 0.0125% per month (0.15% on an annualized basis) of end of month Members' Capital.

The Fund and the Investment Manager have entered into an Expense Limitation and Reimbursement Agreement (the "Expense Limitation Agreement"), dated May 26, 2004, under which the Investment Manager will agree to waive its fees and, if necessary, reimburse expenses in respect of the Fund for each fiscal year that the Agreement is in place so that the total operating expenses of the Fund (excluding interest, brokerage commissions, other transaction-related expenses and any extraordinary expenses of the Fund as well as any Incentive Allocation) do not exceed 2.30% on an annualized basis of the Fund's net assets as of the end of each month. Under the Expense Limitation Agreement, any waivers or reimbursements made by the Investment Manager will be subject to repayment by the Fund within three years of the end of the fiscal year in which the waiver or reimbursement is made, provided that repayment does not result in the Fund's aggregate operating expenses exceeding the foregoing expense limitations. For the period ended September 30, 2009, the Funds' operating expenses did not exceed the expense limitation. The Fund did not reimburse the Investment Manager, and the Investment Manager did not pay for any expenses on the Fund's behalf.

The Fund has entered into an administration agreement with PNC Global Investment Servicing (U.S.), Inc. ("PNC"), whereby PNC provides fund accounting, investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PNC during the term of this Agreement, the Fund pays PNC an annual fee ranging from 0.035% to 0.075% of the Fund's average net assets, with a minimum monthly fee of $6,250 for administration and accounting, an annual fee of 0.015% of the Fund's average net assets, with a minimum monthly fee of $3,334 for regulatory administration services, and an annual fee for Member services of $150 per Member, with a minimum monthly fee of $1,000. For the six months ended September 30, 2009, administration fees totaled $183,594, of which none were waived.

PFPC Trust serves as custodian of the Fund's assets and provides custodial services to the Fund. As compensation for services, the Fund pays PFPC Trust an annual fee of 0.005% of the Fund's average gross assets, with a minimum monthly fee of $795.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Independent Directors are each paid an annual retainer of $10,000 plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board, and any committees thereof, and other services they may provide to the Fund.

4. LINE OF CREDIT

From time to time, the Fund may borrow cash from a major institution under a credit agreement up to a maximum of $8 million. Interest is payable on any outstanding balance at PRIME plus Margin (0.00%) or LIBOR plus Margin (1.85%). During the six months ended September 30, 2009, there were no borrowings, and there was no loan payable outstanding on September 30, 2009. Credit facility fees incurred for the six months ended September 30, 2009 amounted to $32,533, which is included in other expenses in the Statement of Operations

5. SECURITY TRANSACTIONS

Aggregate purchases and sales of Investment Funds for the six months ended September 30, 2009 amounted to $48,916,130 and $29,476,708, respectively.

At September 30, 2009, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was
$19,483,956 and gross unrealized depreciation was $8,858,882, resulting in net unrealized appreciation of $10,625,074.

6. CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION

Generally, initial and additional subscription for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for interests in the Fund. The initial acceptance for subscriptions for Interests was August 1, 2004 (the "Initial Closing Date"). After the Initial Closing Date, the Fund generally accepts subscriptions for interests as of the first day of each month.

The Fund from time to time may offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment Manager and the Managing Member expect to typically recommend to the Board that the Fund offer to repurchase Interests from members of up to 25% of the Fund's net assets quarterly, effective as of the last day of March, June, September, and December. A 1.5% repurchase fee payable to the Fund will be charged for repurchases of Members' Interests at any time prior to the day immediately preceding the one-year anniversary of a Member's purchase of its Interests. For the six months ended September 30, 2009, the fund charged repurchase fees totaling $13,281 to Members.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

6. CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION (CONTINUED)

At the end of each Allocation Period of the Fund, any net capital appreciation or net capital depreciation of the Fund (both realized and unrealized), as the case may be, is allocated to the capital accounts of all of the Members (including the Special Member and the Managing Member) in proportion to their respective opening capital account balances for such Allocation Period. The initial "Allocation Period" began on the Initial Closing Date, with each subsequent Allocation Period beginning immediately after the close of the preceding Allocation Period. Each Allocation Period closes on the first to occur of (1) the last day of each month, (2) the date immediately prior to the effective date of (a) the admission of a new Member or (b) an increase in a Member's capital contribution, (3) the effective date of any repurchase of Interests, or (4) the date when the Fund dissolves.

At the end of each calendar year, each Member's return on investment for the year is determined and a portion of the net capital appreciation allocated to each Member's capital account during the year (the "Performance Allocation"), net of the Member's allocable share of the Management Fee and the Manager Administrative Services Fee, equal to 10% of the portion of such net capital appreciation that exceeds the Preferred Return (as defined below) will be reallocated to the capital account of the Special Member. The "Preferred Return" is equal to the 3-month U.S. Treasury Bill yield (as defined below) for each month during the relevant calendar year (or any shorter period of calculation). The "3-month U.S. Treasury Bill yield" for any month shall equal one-twelfth of the annual yield for the 3-month U.S. Treasury Bill for the first business day of the then current calendar quarter as set forth in the U.S. Federal Reserve Statistical Release H.15(519) under the caption "Treasury constant maturities", or if such measurement is not available, such other source as the Managing Member may determine appropriate in its discretion.

Prior to April 1, 2005 the performance allocation was calculated in the following manner: (1) net capital appreciation up to a 6% return remains allocated to each Member (the"Preferred Return"); (2) net capital appreciation in excess of the Preferred Return is reallocated to the Special Member until it has been allocated the next 0.30% of return (the "Catch-Up"); and (3) thereafter, 95% of any net capital appreciation in excess of the Preferred Return plus the Catch-Up remains allocated to such Member, and the remaining 5% of such net capital appreciation is reallocated to the Special Member.

No Performance Allocation is made, however, with respect to a Member's capital account until any cumulative net capital depreciation previously allocated to such Member's capital account plus any Management Fees and Manager Administrative Service Fees charged to such capital account (the "Loss Carryforward") have been recovered. Any Loss Carryforward of a Member is reduced proportionately to reflect the repurchase of any portion of that Member's Interest. Upon a repurchase of an Interest (other than at the end of a calendar year) from a Member, a Performance Allocation will be determined and allocated to the Special Member, and in the case of any repurchase of a partial Interest, on a "first in - first out" basis (i.e., the portion of the Interest being repurchased (and the amount with respect to which the Performance Allocation is calculated) will be deemed to have been taken from the first capital contribution of such Member (as such contribution has been adjusted for net capital appreciation or depreciation, Management Fees, Manager Administrative Services Fees and other expenses) until it is decreased to zero and from each subsequent capital contribution until such contribution (as adjusted) is decreased to zero).

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

6. CONTRIBUTIONS, REDEMPTIONS, AND PERFORMANCE ALLOCATION (CONTINUED)

For the period September 30, 2009, $3,268 was reallocated to the capital account of the Special Member in connection with repurchases of interests. Based upon profits for the six months ended September 30, 2009, the additional Incentive Allocation that would be reallocated to the Special Member is $86,096. This amount is subject to change as Incentive Allocations occur at the end of each calendar year and on repurchases of Interests.

7. RISK EXPOSURE

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of the investments in the Funds.

In pursuing its investment objectives, the Fund invests in Investment Funds that are not registered under the 1940 Act. These Investment Funds may utilize diverse investment strategies, which are not generally managed against traditional investment indices. The Investment Funds selected by the Fund will invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Such risks arise from the volatility of the equity, fixed income, commodity and currency markets, leverage both on and off balance sheet associated with borrowings, short sales and derivative instruments, the potential illiquidity of certain instruments including emerging markets, private transactions, derivatives, and counterparty and broker defaults. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Investment Funds provide for periodic redemptions ranging from monthly to annually, and may be subject to various lock-up provisions and early withdrawal fees.

The investments of the Investment Funds are subject to normal market fluctuations and other risks inherent in investing in securities and there can be no assurance that any appreciation in value will occur. The value of investments can fall as well as rise and investors may not realize the amount that they invest.

Although the Investment Manager will seek to select Investment Funds that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Investment Funds will always be sufficient to meet redemption requests as, and when, made.

The Investment Manager may invest the Fund's assets in Investment Funds that invest in illiquid securities and do not permit frequent withdrawals. Illiquid securities owned by Investment Funds are riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause Members to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements September 30, 2009 (unaudited) (concluded)
--------------------------------------------------------------------------------

7. RISK EXPOSURE (CONTINUED)

The Investment Funds may invest in the securities of foreign companies that involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies.

The Investment Funds may also invest in derivatives which represent agreements between the Investment Fund and a counterparty. Such agreements, which include forward contracts, non-exchange-traded options and swaps, usually represent an agreement between two parties to either receive or pay monies equal to the difference between a selective value or market rate and/or corresponding value or market value ("Reference Rates") upon the termination of an agreement. Such transactions can be effected on a leveraged basis which may amplify the positive or negative outcome of the change in Reference Rates.

8. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

9. SUBSEQUENT EVENTS

Management has evaluated all subsequent transactions and events after the balance sheet date through November 27, 2009, the date of filing, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board of Directors. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.


                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                     IN FUND
                                                                 PRINCIPAL           COMPLEX
                              POSITION(S)  TERM OF OFFICE(i)   OCCUPATION(S)         OVERSEEN
                               HELD WITH     AND LENGTH OF    DURING THE PAST           BY      OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND         TIME SERVED         5 YEARS            DIRECTOR            DIRECTOR
----------------------------  -----------  -----------------  --------------------  ----------  ---------------------------
INDEPENDENT DIRECTORS
----------------------------  -----------  -----------------  --------------------  ----------  ---------------------------
Kenneth H. Beer                 Director      May 26, 2004    Senior Vice              None.    Board Member, Children's
Stone Energy Corporation                       to present     President and Chief               Hospital of New Orleans;
625 East Kaliste Saloom Road                                  Financial Officer of              Board Member, J.P. Morgan
Lafayette, LA 70508                                           Stone Energy                      Corporate Finance Investors
DOB: 6-29-1957                                                Corporation (oil and              Board Member, J.P. Morgan
                                                              gas company); prior               U.S. Corporate Finance
                                                              thereto, Partner,                 Investors II; Board Member,
                                                              Director of Research              J.P. Morgan Europe
                                                              and Senior Energy                 Corporate Finance Investors
                                                              Analyst of Johnson                II; Board Member, J.P.
                                                              Rice & Co. L.L.C.                 Morgan Venture Capital
                                                              (investment banking               Investors; Board Member,
                                                              firm).                            J.P. Morgan Venture Capital
                                                                                                Investors II

(i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                     IN FUND
                                                                 PRINCIPAL           COMPLEX
                              POSITION(S)  TERM OF OFFICE(i)   OCCUPATION(S)         OVERSEEN
                               HELD WITH     AND LENGTH OF    DURING THE PAST           BY      OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND         TIME SERVED         5 YEARS            DIRECTOR            DIRECTOR
----------------------------  -----------  -----------------  --------------------  ----------  ---------------------------
S. Lawrence Prendergast         Director      May 26, 2004    Executive Vice           None.    Board Member, Batterymarch
Prendergast Capital                            to present     President of Finance              Global Emerging Markets
Management                                                    of LaBranche & Co.                Fund; Board Member,
270 Davidson Avenue                                           (specialist firm on               Cincinnati Incorporated;
Somerset, NJ 08873                                            the NYSE); prior                  Board Member, Aftermarket
DOB: 4-20-1941                                                thereto Chairman and              Technology Corp.; Private
                                                              CEO of AT&T                       Equity Fund Advisory Board
                                                              Investment                        Member, E.M. Warburg,
                                                              Management Corp.                  Pincus & Co.; Private
                                                              (money management                 Equity Fund Advisory Board
                                                              company).                         Member, Lehman Brothers;
                                                                                                Board Member, Turrell Fund;
                                                                                                Board Member, J.P. Morgan
                                                                                                Corporate Finance
                                                                                                Investors; Board Member,
                                                                                                J.P. Morgan U.S. Corporate
                                                                                                Finance Investors II; Board
                                                                                                Member, J.P. Morgan Europe
                                                                                                Corporate Finance Investors
                                                                                                II; Board Member, J.P.
                                                                                                Morgan Venture Capital
                                                                                                Investors; Board Member,
                                                                                                J.P. Morgan Venture Capital
                                                                                                Investors II.

(i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                     IN FUND
                                                                 PRINCIPAL           COMPLEX
                              POSITION(S)  TERM OF OFFICE(i)   OCCUPATION(S)         OVERSEEN
                               HELD WITH     AND LENGTH OF    DURING THE PAST           BY      OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND         TIME SERVED         5 YEARS            DIRECTOR            DIRECTOR
----------------------------  -----------  -----------------  --------------------  ----------  ---------------------------
Anthony G. Van Schaick          Director    October 5, 2007   Retired as of March      None.    Board Member, Lockheed
c/o J.P. Morgan Alternative                    to present     2006; prior thereto               Federal Credit Union; Board
Asset Management, Inc.                                        Vice President and                Member, Mission Aviation
245 Park Avenue, Floor 3                                      Treasurer of                      Fellowship
New York, NY 10167                                            Lockheed Martin
DOB: 10-11-1945                                               Corp. from October
                                                              2002; prior thereto
                                                              President and CEO of
                                                              Lockheed Martin
                                                              Investment
                                                              Management Co.

(i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                     IN FUND
                                                                 PRINCIPAL           COMPLEX
                              POSITION(S)  TERM OF OFFICE(i)   OCCUPATION(S)         OVERSEEN
                               HELD WITH     AND LENGTH OF    DURING THE PAST           BY      OTHER DIRECTORSHIPS HELD BY
   NAME, ADDRESS, AND AGE        FUND         TIME SERVED         5 YEARS            DIRECTOR            DIRECTOR
----------------------------  -----------  -----------------  --------------------  ----------  ---------------------------
INTERESTED DIRECTORS
----------------------------  -----------  -----------------  --------------------  ----------  ---------------------------
Lawrence M. Unrein              Director      May 26, 2005    Managing Director,       None.    Board Member, National
JPMorgan Investment                            to present     JPMorgan Investment               Surgical Hospitals, Inc.;
Management, Inc.                                              Management, Inc.                  and Board Member, Response
245 Park Avenue, Floor 3                                                                        Insurance; Advisory Board
New York, NY 10167                                                                              Member, Accel Partners;
DOB: 2-2-1956                                                                                   Advisory Board Member,
                                                                                                Accel-IDG; Advisory Board
                                                                                                Member, Accel London;
                                                                                                Advisory Board Member, Apax
                                                                                                US; Advisory Board Member,
                                                                                                Clayton, Dubilier & Rice;
                                                                                                Advisory Board Member,
                                                                                                Fenway Partners; Advisory
                                                                                                Board Member, Great Hill
                                                                                                Equity Partners; Advisory
                                                                                                Board Member, Highbridge
                                                                                                Capital Corp.; Advisory
                                                                                                Board Member, MeriTech
                                                                                                Capital Partners; Advisory
                                                                                                Board Member, New
                                                                                                Enterprise Associates;
                                                                                                Advisory Board Member,
                                                                                                North Bridge Growth Equity;
                                                                                                Advisory Board Member,
                                                                                                North Bridge Venture
                                                                                                Partners; Advisory Board
                                                                                                Member, Redpoint Omega;
                                                                                                Advisory Board Member,
                                                                                                Redpoint Venture Partners;
                                                                                                Advisory Board Member, TA
                                                                                                Associates; and Advisory
                                                                                                Board Member, Valhalla
                                                                                                Partners.

(i) EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL THEIR DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited) (concluded)
--------------------------------------------------------------------------------

                                                        TERM OF OFFICE
                               POSITION(S) HELD WITH     AND LENGTH OF        PRINCIPAL OCCUPATION(S) DURING THE PAST
   NAME, ADDRESS, AND AGE               FUND              TIME SERVED                         5 YEARS
-----------------------------  -----------------------  --------------  ---------------------------------------------------
OFFICERS
-----------------------------  -----------------------  --------------  ---------------------------------------------------
Lawrence M. Unrein             Chief Executive Officer   May 26, 2005   Managing Director, JPMorgan Investment
JPMorgan Investment                                       to present    Management, Inc.
Management, Inc.
245 Park Avenue, Floor 3
New York, NY 10167
DOB: 2-2-1956

Thomas J. DiVuolo              Chief Financial Officer   May 26, 2005   Vice President and Chief Financial
J.P. Morgan Alternative Asset                             to present    Officer, J.P. Morgan Alternative Asset
Management, Inc.                                                        Management, Inc.
245 Park Avenue, Floor 3
New York, NY 10167
DOB: 7-27-1960

The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-212-648-1953, and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               J.P. Morgan Multi-Strategy Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                           -----------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       November 25, 2009
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                           -----------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       November 25, 2009
      --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. DiVuolo
                           -----------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date                       November 25, 2009
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.